17. INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	$ 15,021	$ 16,465
Recognized in income (loss)	3,638	3,955
Deferred income tax liability, ending	14,182	15,021
Deferred income tax liability
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	(15,021)	(16,465)
Recognized in income (loss)	3,638	3,955
Recognized in comprehensive income (loss)	0	(152)
Recognized in other liabilities (flow-through shares)	(1,828)	(1,836)
Other, including foreign exchange gain (loss)	(971)	(523)
Deferred income tax liability, ending	$ (14,182)	$ (15,021)